Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000877243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
ACTIVE ASSETS MONEY TRUST (Prospectus Summary) | ACTIVE ASSETS MONEY TRUST | ACTIVE ASSETS MONEY TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAMXX
ACTIVE ASSETS TAX FREE TRUST (Prospectus Summary) | ACTIVE ASSETS TAX FREE TRUST | ACTIVE ASSETS TAX FREE TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AATXX
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST (Prospectus Summary) | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AACXX
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST (Prospectus Summary) | ACTIVE ASSETS GOVERNMENT SECURITIES TRUST | ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAGXX